RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2024	2023
Right of use asset – Buildings (related party)	$-	$11,149,101
Accumulated depreciation of right of use assets (related party)	-	(997,456)
Impairment	-	(10,151,645)
	$-	$-